Short-Term Borrowings (Details) - Schedule of short-term borrowings - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings:
Total short-term borrowings		$ 18,784,459	$ 9,117,158
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		3.45%
Maturity (Months)		2023-04
Principal		$ 2,029,809
Total short-term borrowings		$ 2,029,809
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		2.70%
Maturity (Months)		2023-05
Principal		$ 1,449,864
Total short-term borrowings		$ 1,449,864
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		3.45%
Maturity (Months)		2023-06
Principal		$ 1,449,864
Total short-term borrowings		$ 1,449,864
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate		4.60%
Maturity (Months)		2023-10
Principal		$ 1,449,864
Total short-term borrowings		$ 1,449,864
CHINA CITIC BANK [Member]
Short-term borrowings:
Annual Interest Rate		4.65%
Maturity (Months)		2023-08
Principal		$ 1,448,414
Total short-term borrowings		$ 1,448,414
CHINA CITIC BANK [Member]
Short-term borrowings:
Annual Interest Rate		4.65%
Maturity (Months)		2023-09
Principal		$ 1,448,414
Total short-term borrowings		$ 1,448,414
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2023-01
Principal		$ 1,304,877
Total short-term borrowings		$ 1,304,877
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.65%
Maturity (Months)		2023-10
Principal		$ 1,304,877
Total short-term borrowings		$ 1,304,877
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		4.00%
Maturity (Months)		2023-03
Principal		$ 1,159,891
Total short-term borrowings		$ 1,159,891
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		2.70%
Maturity (Months)		2023-05
Principal		$ 1,159,891
Total short-term borrowings		$ 1,159,891
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.65%
Maturity (Months)		2023-11
Principal		$ 869,918
Total short-term borrowings		$ 869,918
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.65%
Maturity (Months)		2023-11
Principal		$ 724,932
Total short-term borrowings		$ 724,932
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.50%
Maturity (Months)	[1]	2023-06
Principal	[1]	$ 724,932
Total short-term borrowings	[1]	$ 724,932
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.50%
Maturity (Months)	[1]	2023-07
Principal	[1]	$ 724,932
Total short-term borrowings	[1]	$ 724,932
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate		5.35%
Maturity (Months)		2023-06
Principal		$ 724,932
Total short-term borrowings		$ 724,932
China Merchants Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.05%
Maturity (Months)	[1]	2023-08
Principal	[1]	$ 704,634
Total short-term borrowings	[1]	$ 664,062
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2023-01
Principal		$ 144,986
Total short-term borrowings		$ 144,986
China Merchants Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.05%
Maturity (Months)	[1]	2022-08
Principal	[1]	$ 1,004,300
Total short-term borrowings	[1]		1,004,300
China Merchants Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.05%
Maturity (Months)	[1]	2022-09
Principal	[1]	$ 1,035,684
Total short-term borrowings	[1]		1,035,684
Bank of Communications [Member]
Short-term borrowings:
Annual Interest Rate		5.31%
Maturity (Months)		2022-02
Principal		$ 627,687
Total short-term borrowings			627,687
Xiamen International Bank [Member]
Short-term borrowings:
Annual Interest Rate		6.80%
Maturity (Months)		2022-04
Principal		$ 784,609
Total short-term borrowings			784,609
Shanghai Pudong Development Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	5.22%
Maturity (Months)	[1]	2022-03
Principal	[1]	$ 1,114,145
Total short-term borrowings	[1]		1,114,145
Shanghai Rural Commercial Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2022-05
Principal		$ 1,412,296
Total short-term borrowings			1,412,296
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2021-11
Principal		$ 784,609
Total short-term borrowings			784,609
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2022-10
Principal		$ 1,412,296
Total short-term borrowings			1,412,296
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.20%
Maturity (Months)		2022-11
Principal		$ 941,531
Total short-term borrowings			$ 941,532

[1]	These borrowings are guaranteed by Guizhou Xiao-I.